General Information (Details) - Schedule of Financial Information - COP ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Statement of financial position [Member]
General Information (Details) - Schedule of Financial Information [Line Items]
Non- controlling interest		$ 1,321,132	$ 1,295,458
Statement of financial position [Member] | Grupo Disco del Uruguay S.A. [Member]
General Information (Details) - Schedule of Financial Information [Line Items]
Current assets		523,351	565,381
Non- current assets		986,455	1,114,329
Current liabilities		579,104	641,985
Non- current liabilities		77,686	94,249
Equity		853,016	943,476
Controlling interest		1,701,505	2,335,708
Non- controlling interest	[1]	117,381	87,092
Statement of financial position [Member] | Éxito Viajes y Turismo S.A.S. [Member]
General Information (Details) - Schedule of Financial Information [Line Items]
Current assets		38,654	44,592
Non- current assets		2,857	4,263
Current liabilities		27,930	38,387
Non- current liabilities		516	583
Equity		13,065	9,885
Controlling interest		6,728	5,176
Non- controlling interest		6,401	4,844
Statement of financial position [Member] | Patrimonio Autónomo Viva Malls [Member]
General Information (Details) - Schedule of Financial Information [Line Items]
Current assets		101,256	81,805
Non- current assets		1,827,163	1,816,209
Current liabilities		64,308	19,288
Non- current liabilities
Equity		1,864,111	1,878,726
Controlling interest		1,022,196	1,021,744
Non- controlling interest		913,414	920,576
Statement of financial position [Member] | Patrimonio Autónomo Viva Sincelejo [Member]
General Information (Details) - Schedule of Financial Information [Line Items]
Current assets		2,792	3,687
Non- current assets		74,919	76,948
Current liabilities		1,563	3,337
Non- current liabilities
Equity		76,148	77,298
Controlling interest		38,835	39,422
Non- controlling interest		37,313	37,876
Statement of financial position [Member] | Patrimonio Autónomo Viva Villavicencio [Member]
General Information (Details) - Schedule of Financial Information [Line Items]
Current assets		12,264	4,676
Non- current assets		215,152	211,370
Current liabilities		6,906	6,346
Non- current liabilities
Equity		220,510	209,700
Controlling interest		109,918	104,322
Non- controlling interest		108,050	102,753
Statement of financial position [Member] | Patrimonio Autónomo San Pedro Etapa I [Member]
General Information (Details) - Schedule of Financial Information [Line Items]
Current assets		676	918
Non- current assets		30,666	31,542
Current liabilities		1,002	975
Non- current liabilities
Equity		30,340	31,485
Controlling interest		15,473	16,057
Non- controlling interest		14,867	15,428
Statement of financial position [Member] | Patrimonio Autónomo Centro Comercial [Member]
General Information (Details) - Schedule of Financial Information [Line Items]
Current assets		1,699	3,351
Non- current assets		100,760	103,912
Current liabilities		2,517	2,463
Non- current liabilities
Equity		99,942	104,800
Controlling interest		50,205	52,657
Non- controlling interest		48,972	51,352
Statement of financial position [Member] | Patrimonio Autónomo Iwana [Member]
General Information (Details) - Schedule of Financial Information [Line Items]
Current assets		17	67
Non- current assets		5,371	5,520
Current liabilities		242	66
Non- current liabilities
Equity		5,146	5,521
Controlling interest		2,814	3,025
Non- controlling interest		2,522	2,705
Statement of financial position [Member] | Patrimonio Autónomo Centro Comercial Viva Barranquilla [Member]
General Information (Details) - Schedule of Financial Information [Line Items]
Current assets		12,480	12,693
Non- current assets		304,465	308,084
Current liabilities		10,729	7,783
Non- current liabilities
Equity		306,216	312,994
Controlling interest		275,595	281,695
Non- controlling interest		30,621	31,299
Statement of financial position [Member] | Patrimonio Autónomo Viva Laureles [Member]
General Information (Details) - Schedule of Financial Information [Line Items]
Current assets		3,202	3,167
Non- current assets		100,763	102,237
Current liabilities		3,368	2,931
Non- current liabilities
Equity		100,597	102,473
Controlling interest		80,478	81,978
Non- controlling interest		20,119	20,495
Statement of financial position [Member] | Patrimonio Autónomo Viva Palmas [Member]
General Information (Details) - Schedule of Financial Information [Line Items]
Current assets		1,183	951
Non- current assets		32,034	32,896
Current liabilities		2,631	3,299
Non- current liabilities
Equity		30,586	30,548
Controlling interest		15,599	15,579
Non- controlling interest		14,987	14,969
Statement of financial position [Member] | Eliminations and other NCI [Member]
General Information (Details) - Schedule of Financial Information [Line Items]
Non- controlling interest		6,485	6,069
Comprehensive income [Member]
General Information (Details) - Schedule of Financial Information [Line Items]
Comprehensive income attributable to non-controlling interest		193.102	148,806
Profit or loss attributable to non- controlling interest		182.176	150,166
Comprehensive income [Member] | Grupo Disco del Uruguay S.A. [Member]
General Information (Details) - Schedule of Financial Information [Line Items]
Revenue from contracts with customers		2,640,891	2,247,060
Income from continuing operations		191,219	140,290
Total comprehensive income		(5,481)	140,290
Comprehensive income attributable to equity holders of the Parent		130,621	86,467
Comprehensive income attributable to non-controlling interest		66,078	52,623
Profit or loss attributable to non- controlling interest		60,597	53,822
Comprehensive income [Member] | Éxito Viajes y Turismo S.A.S. [Member]
General Information (Details) - Schedule of Financial Information [Line Items]
Revenue from contracts with customers		29,617	31,342
Income from continuing operations		8,317	8,682
Total comprehensive income		8,317	8,682
Comprehensive income attributable to equity holders of the Parent		4,200	4,342
Comprehensive income attributable to non-controlling interest		4,075	4,254
Profit or loss attributable to non- controlling interest		4,075	4,254
Comprehensive income [Member] | Patrimonio Autónomo Viva Malls [Member]
General Information (Details) - Schedule of Financial Information [Line Items]
Revenue from contracts with customers		242,095	211,186
Income from continuing operations		189,425	148,294
Total comprehensive income		189,425	148,294
Comprehensive income attributable to equity holders of the Parent		105,531	77,613
Comprehensive income attributable to non-controlling interest		92,818	72,664
Profit or loss attributable to non- controlling interest		92,818	72,664
Comprehensive income [Member] | Patrimonio Autónomo Viva Sincelejo [Member]
General Information (Details) - Schedule of Financial Information [Line Items]
Revenue from contracts with customers		10,450	8,764
Income from continuing operations		3,013	2,784
Total comprehensive income		3,013	2,784
Comprehensive income attributable to equity holders of the Parent		1,537	1,420
Comprehensive income attributable to non-controlling interest		1,476	1,364
Profit or loss attributable to non- controlling interest		1,476	1,364
Comprehensive income [Member] | Patrimonio Autónomo Viva Villavicencio [Member]
General Information (Details) - Schedule of Financial Information [Line Items]
Revenue from contracts with customers		33,947	28,654
Income from continuing operations		20,675	17,770
Total comprehensive income		20,675	17,770
Comprehensive income attributable to equity holders of the Parent		10,628	9,146
Comprehensive income attributable to non-controlling interest		10,131	8,707
Profit or loss attributable to non- controlling interest		10,131	8,707
Comprehensive income [Member] | Patrimonio Autónomo San Pedro Etapa I [Member]
General Information (Details) - Schedule of Financial Information [Line Items]
Revenue from contracts with customers		5,710	4,533
Income from continuing operations		3,666	2,863
Total comprehensive income		3,666	2,863
Comprehensive income attributable to equity holders of the Parent		1,870	1,460
Comprehensive income attributable to non-controlling interest		1,796	1,403
Profit or loss attributable to non- controlling interest		1,796	1,403
Comprehensive income [Member] | Patrimonio Autónomo Centro Comercial [Member]
General Information (Details) - Schedule of Financial Information [Line Items]
Revenue from contracts with customers		15,569	14,390
Income from continuing operations		10,012	9,195
Total comprehensive income		10,012	9,195
Comprehensive income attributable to equity holders of the Parent		5,132	4,715
Comprehensive income attributable to non-controlling interest		4,906	4,506
Profit or loss attributable to non- controlling interest		4,906	4,506
Comprehensive income [Member] | Patrimonio Autónomo Iwana [Member]
General Information (Details) - Schedule of Financial Information [Line Items]
Revenue from contracts with customers		364	336
Income from continuing operations		(182)	(161)
Total comprehensive income		(182)	(161)
Comprehensive income attributable to equity holders of the Parent		(112)	(103)
Comprehensive income attributable to non-controlling interest		(89)	(79)
Profit or loss attributable to non- controlling interest		(89)	(79)
Comprehensive income [Member] | Patrimonio Autónomo Centro Comercial Viva Barranquilla [Member]
General Information (Details) - Schedule of Financial Information [Line Items]
Revenue from contracts with customers		65,116	54,414
Income from continuing operations		28,299	18,596
Total comprehensive income		28,299	18,596
Comprehensive income attributable to equity holders of the Parent		25,469	16,737
Comprehensive income attributable to non-controlling interest		2,830	9,112
Profit or loss attributable to non- controlling interest		2,830	9,112
Comprehensive income [Member] | Patrimonio Autónomo Viva Laureles [Member]
General Information (Details) - Schedule of Financial Information [Line Items]
Revenue from contracts with customers		21,273	18,943
Income from continuing operations		13,434	10,690
Total comprehensive income		13,434	10,690
Comprehensive income attributable to equity holders of the Parent		10,747	8,552
Comprehensive income attributable to non-controlling interest		2,687	2,138
Profit or loss attributable to non- controlling interest		2,687	2,138
Comprehensive income [Member] | Patrimonio Autónomo Viva Palmas [Member]
General Information (Details) - Schedule of Financial Information [Line Items]
Revenue from contracts with customers		4,952	4,289
Income from continuing operations		1,088	(2,260)
Total comprehensive income		1,088	(2,260)
Comprehensive income attributable to equity holders of the Parent		555	(1,153)
Comprehensive income attributable to non-controlling interest		533	(1,107)
Profit or loss attributable to non- controlling interest		533	(1,107)
Comprehensive income [Member] | Eliminations and other NCI [Member]
General Information (Details) - Schedule of Financial Information [Line Items]
Comprehensive income attributable to non-controlling interest		5,861	(6,779)
Profit or loss attributable to non- controlling interest		$ 416	$ (6,618)

[1]	The non-controlling interest presented for Grupo Disco Uruguay S.A. does not include the amounts that are subject to the put option (Note 20).